MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK NY  10022-6839

212 224 1562

212 224 2518 FAX

THOMAS L. MARTIN

SENIOR VICE PRESIDENT AND

ASSOCIATE GENERAL COUNSEL

CORPORATE LAW

February 29, 2008

EDGAR FILING United States Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:

Separate Account No. 2
Mutual of America Life Insurance Company
File Nos. 2-90201 and 811-03996

Dear Sir or Madam:

On behalf of Mutual of America Life Insurance Company (“Mutual of America”) and Separate Account No. 2 (the “Account”), transmitted herewith for filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), the Investment Company Act of 1940, as amended (“1940 Act”), and Rule 101(a) of Regulation S-T, is Post-Effective Amendment No. 38 under the 1933 Act and Amendment No. 39 under the 1940 Act to the above-referenced Registration Statement (“Amendment”) for Mutual of America’s TVIF Contracts (“TVIF”).

The purpose of the Amendment is to:  (i) add prospectus disclosure to reflect changes in the new policy for the TVIF; (ii) modify the general account disclosure (which is not subject to review by the SEC staff) to conform to industry standards; and (iii) make minor conforming changes.

It is intended the Amendment will become automatically effective on May 1, 2008, pursuant to Rule 485(a)(1) of the 1933 Act.  Mutual of America will file an amendment pursuant to Rule 485(b) to:  (i) respond to any staff comments and (ii) include the financial statements for Mutual of America and the Account required by Form N-4, including those for the fiscal year ended December 31, 2007 and to make other changes of a minor nature.

This transmission contains conformed signature pages, the manually signed originals of which are maintained at Mutual of America’s offices.

Please contact the undersigned at (212) 224-1562 with any questions or comments.

Sincerely,

/s/ Thomas L. Martin

Thomas L. Martin